Annual Operating Expenses - FidelityEmergingMarketsFund-AMCIZPRO - FidelityEmergingMarketsFund-AMCIZPRO - Fidelity Emerging Markets Fund	Dec. 30, 2024
Fidelity Advisor Emerging Markets Fund - Class M
Operating Expenses:
Management fee	0.86%	[1],[2]
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.02%	[1]
Total annual operating expenses	1.38%
Fidelity Advisor Emerging Markets Fund - Class Z
Operating Expenses:
Management fee	0.71%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.03%	[1]
Total annual operating expenses	0.74%
Fidelity Advisor Emerging Markets Fund - Class A
Operating Expenses:
Management fee	0.86%	[1],[2]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.02%	[1]
Total annual operating expenses	1.13%
Fidelity Advisor Emerging Markets Fund - Class C
Operating Expenses:
Management fee	0.86%	[1],[2]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.02%	[1]
Total annual operating expenses	1.88%
Fidelity Advisor Emerging Markets Fund - Class I
Operating Expenses:
Management fee	0.85%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.02%	[1]
Total annual operating expenses	0.87%

[1]	B Adjusted to reflect current fees.
[2]
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.22%, 0.22%, 0.22%, 0.21%, and 0.06% for Class A, Class M, Class C, Class I, and Class Z, respectively, was previously charged under the services agreements.